Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees
Maturity less than 1 year	SFr 19,338	SFr 22,921
Maturity between 1 to 3 years	7,451	7,362
Maturity between 3 to 5 years	1,848	1,915
Maturity greater than 5 years	3,690	3,520
Total gross amount	32,327	35,718
Total net amount	31,320	34,595
Carrying value	522	400
Collateral received	7,897	8,451
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,645	1,813
Maturity between 1 to 3 years	649	252
Maturity between 3 to 5 years	203	185
Maturity greater than 5 years	582	864
Total gross amount	3,079	3,114
Total net amount	3,016	3,061
Carrying value	27	10
Collateral received	1,637	1,655
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,607	4,407
Maturity between 1 to 3 years	1,885	3,059
Maturity between 3 to 5 years	526	668
Maturity greater than 5 years	514	723
Total gross amount	6,532	8,857
Total net amount	5,601	7,833
Carrying value	30	31
Collateral received	2,535	2,793
Derivatives
Guarantees
Maturity less than 1 year	10,531	13,194
Maturity between 1 to 3 years	3,921	2,665
Maturity between 3 to 5 years	698	695
Maturity greater than 5 years	1,423	690
Total gross amount	16,573	17,244
Total net amount	16,573	17,244
Carrying value	380	295
Other guarantees
Guarantees
Maturity less than 1 year	3,555	3,507
Maturity between 1 to 3 years	996	1,386
Maturity between 3 to 5 years	421	367
Maturity greater than 5 years	1,171	1,243
Total gross amount	6,143	6,503
Total net amount	6,130	6,457
Carrying value	85	64
Collateral received	3,725	4,003
Bank
Guarantees
Maturity less than 1 year	19,338	22,921
Maturity between 1 to 3 years	7,455	7,362
Maturity between 3 to 5 years	1,848	1,919
Maturity greater than 5 years	3,690	3,520
Total gross amount	32,331	35,722
Total net amount	31,324	34,599
Carrying value	522	400
Collateral received	7,897	8,451
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,645	1,813
Maturity between 1 to 3 years	653	252
Maturity between 3 to 5 years	203	189
Maturity greater than 5 years	582	864
Total gross amount	3,083	3,118
Total net amount	3,020	3,065
Carrying value	27	10
Collateral received	1,637	1,655
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,607	4,407
Maturity between 1 to 3 years	1,885	3,059
Maturity between 3 to 5 years	526	668
Maturity greater than 5 years	514	723
Total gross amount	6,532	8,857
Total net amount	5,601	7,833
Carrying value	30	31
Collateral received	2,535	2,793
Bank | Derivatives
Guarantees
Maturity less than 1 year	10,531	13,194
Maturity between 1 to 3 years	3,921	2,665
Maturity between 3 to 5 years	698	695
Maturity greater than 5 years	1,423	690
Total gross amount	16,573	17,244
Total net amount	16,573	17,244
Carrying value	380	295
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,555	3,507
Maturity between 1 to 3 years	996	1,386
Maturity between 3 to 5 years	421	367
Maturity greater than 5 years	1,171	1,243
Total gross amount	6,143	6,503
Total net amount	6,130	6,457
Carrying value	85	64
Collateral received	SFr 3,725	SFr 4,003